Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 58.6%

	37 Capital CLO 1, Series 2021-1A, Class E
$ 1,000,000	12.776%, TSFR3M + 7.462%, 10/15/34 (A)(B)	$980,235

	522 Funding CLO, Series 2021-6A, Class A1R
2,265,000	6.727%, TSFR3M + 1.412%, 10/23/34 (A)(B)	2,257,933

	AASET, Series 2018-2A, Class A
597,123	4.454%, 11/18/38 (B)	527,347

	AASET Trust, Series 2017-1A, Class C
1,286,398	7.385%, 05/16/42 (B)	900,490

	AASET Trust, Series 2020-1A
17,029,000	0.000%, 01/16/40 (C)(F)	1,038,769

	AASET Trust, Series 2020-1A, Class B
2,669,292	4.335%, 01/16/40 (B)	1,494,975

	AASET Trust, Series 2020-1A, Class C
7,313,782	6.413%, 01/16/40 (B)	1,824,529

	Accelerated Assets, Series 2018-1, Class B
288,632	4.510%, 12/02/33 (B)	282,378

	Affirm Asset Securitization Trust, Series 2023-X1, Class D
1,000,000	9.550%, 11/15/28 (B)	1,022,333

	Affirm Asset Securitization Trust, Series 2023-A, Class D
1,570,000	9.090%, 01/18/28 (B)	1,586,022

	AGL CLO, Series 2020-3A, Class D
2,100,000	8.876%, TSFR3M + 3.562%, 01/15/33 (A)(B)	2,089,435

	AGL CLO, Series 2021-1A, Class DR
1,000,000	8.629%, TSFR3M + 3.312%, 10/20/34 (A)(B)	989,636

	AGL CLO, Series 2021-7A, Class ER
2,345,000	11.926%, TSFR3M + 6.612%, 07/15/34 (A)(B)	2,290,380

	AIM Aviation Finance, Series 2015-1A, Class B1
8,883,378	5.072%, 02/15/40 (B)(D)	1,866,042

	AIMCO CLO Series, Series 2021-AA, Class DR
665,000	8.729%, TSFR3M + 3.412%, 04/20/34 (A)(B)	655,752

	Allegro CLO VI, Series 2018-2A, Class D
250,000	8.328%, TSFR3M + 3.012%, 01/17/31 (A)(B)	241,247

	American Homes 4 Rent Trust, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (B)	3,957,552

	APL Finance DAC, Series 2023-1A, Class A
1,998,894	7.000%, 07/21/31 (B)	2,000,494

	Auxilior Term Funding, Series 2023-1A, Class E
2,750,000	10.970%, 12/15/32 (B)	2,782,820

	Avis Budget Rental Car Funding AESOP, Series 2021-1A, Class D
5,000,000	3.710%, 08/20/27 (B)	4,516,410

1

Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 58.6% (continued)

	Avis Budget Rental Car Funding AESOP, Series 2024-1A, Class A
$ 2,870,000	5.360%, 06/20/30 (B)	$2,905,810

	Bain Capital Credit CLO, Series 2021-2A, Class AR
2,220,000	6.678%, TSFR3M + 1.362%, 10/17/32 (A)(B)	2,220,784

	Battalion CLO XVI, Series 2021-16A, Class ER
830,000	12.179%, TSFR3M + 6.862%, 12/19/32 (A)(B)	798,950

	BHG Securitization Trust, Series 2022-C, Class E
1,890,000	9.730%, 10/17/35 (B)	1,886,538

	BHG Securitization Trust, Series 2023-B, Class E
2,500,000	12.400%, 12/17/36 (B)	2,618,360

	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class A
1,733,301	4.213%, 12/16/41 (B)(D)	1,690,853

	Business Jet Securities, Series 2021-1A, Class C
441,116	5.067%, 04/15/36 (B)	422,412

	CAL Funding IV, Series 2020-1A, Class B
738,167	3.500%, 09/25/45 (B)	670,021

	CarVal CLO IV, Series 2021-1A, Class A1A
1,850,000	6.759%, TSFR3M + 1.442%, 07/20/34 (A)(B)	1,845,806

	Carvana Auto Receivables Trust, Series 2022-P1, Class A3
2,900,480	3.350%, 02/10/27	2,851,857

	Carvana Auto Receivables Trust, Series 2022-P2, Class B
2,382,000	5.080%, 04/10/28	2,348,317

	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B
592,540	5.300%, 06/15/43 (B)	444,305

	CIFC Funding, Series 2017-5A, Class C
500,000	8.428%, TSFR3M + 3.112%, 11/16/30 (A)(B)	495,861

	CIFC Funding, Series 2018-1A, Class D
365,000	8.210%, TSFR3M + 2.912%, 04/18/31 (A)(B)	359,513

	CIG Auto Receivables Trust, Series 2021-1A, Class D
3,745,000	2.110%, 04/12/27 (B)	3,585,797

	CIG Auto Receivables Trust, Series 2021-1A, Class E
2,550,000	4.450%, 05/12/28 (B)	2,431,739

	CLI Funding VI, Series 2020-3A, Class B
672,000	3.300%, 10/18/45 (B)	605,417

	Clover CLO, Series 2021-2A, Class E
2,500,000	12.079%, TSFR3M + 6.762%, 07/20/34 (A)(B)	2,482,430

	Clover CLO, Series 2021-1A, Class ER
1,000,000	12.179%, TSFR3M + 6.862%, 04/20/32 (A)(B)	982,591

	College Ave Student Loans, Series 2023-A, Class E
1,000,000	8.490%, 05/25/55 (B)	996,829

2

Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 58.6% (continued)

	CoreVest American Finance Trust, Series 2019-1, Class E
$ 575,000	5.742%, 03/15/52 (A)(B)	$547,083

	CoreVest American Finance Trust, Series 2020-2, Class D
1,211,000	4.749%, 05/15/52 (A)(B)	1,102,762

	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C
495,000	7.710%, 07/15/33 (B)	512,582

	Dryden Senior Loan Fund, Series 2018-45A, Class ER
575,000	11.426%, TSFR3M + 6.112%, 10/15/30 (A)(B)	524,357

	Elmwood CLO VIII, Series 2021-1A, Class D1
715,000	8.579%, TSFR3M + 3.262%, 01/20/34 (A)(B)	711,533

	Elmwood CLO XI, Series 2021-4A, Class E
1,250,000	11.579%, TSFR3M + 6.262%, 10/20/34 (A)(B)	1,247,314

	EWC Master Issuer, Series 2022-1A, Class A2
551,600	5.500%, 03/15/52 (B)	526,277

	Falcon Aerospace, Series 2017-1, Class A
318,678	4.581%, 02/15/42 (B)	301,097

	First Investors Auto Owner Trust, Series 2021-1A, Class E
660,000	3.350%, 04/15/27 (B)	630,864

	First Investors Auto Owner Trust, Series 2022-2A, Class D
750,000	8.710%, 10/16/28 (B)	791,830

	FirstKey Homes Trust, Series 2020-SFR2, Class F1
2,450,000	3.017%, 10/19/37 (B)	2,301,901

	FirstKey Homes Trust, Series 2020-SFR1, Class F2
2,305,000	4.284%, 08/17/37 (B)	2,198,976

	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D
2,745,000	7.090%, 10/15/29 (B)	2,770,804

	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class E
1,000,000	10.980%, 07/15/30 (B)	1,009,011

	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class E
1,250,000	10.250%, 05/15/31 (B)	1,256,405

	Frontier Issuer, Series 2023-1, Class A2
2,295,000	6.600%, 08/20/53 (B)	2,311,001

	GAIA Aviation, Series 2019-1, Class C
2,359,185	7.000%, 12/15/44 (B)(D)	1,262,199

	Galaxy XXVI CLO, Series 2018-26A, Class E
400,000	11.483%, TSFR3M + 6.112%, 11/22/31 (A)(B)	383,111

	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E
2,550,000	4.430%, 10/16/28 (B)	2,380,480

	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class E
1,000,000	9.370%, 01/15/30 (B)	1,015,100

3

Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 58.6% (continued)

	GLS Auto Select Receivables Trust, Series 2023-2A, Class D
$ 1,335,000	8.220%, 02/18/31 (B)	$1,446,138

	Goldentree Loan Management US CLO, Series 2017-2A, Class D
250,000	8.229%, TSFR3M + 2.912%, 11/28/30 (A)(B)	248,351

	Harbour Aircraft Investments, Series 2017-1, Class A
6,812,189	4.000%, 11/15/37	5,918,621

	Harbour Aircraft Investments, Series 2017-1, Class C
3,836,009	8.000%, 11/15/37	1,283,912

	Hertz Vehicle Financing III, Series 2022-1A, Class D
1,040,000	4.850%, 06/25/26 (B)	996,808

	Hertz Vehicle Financing III, Series 2023-1A, Class 1D
1,695,000	9.130%, 06/25/27 (B)	1,723,145

	Hertz Vehicle Financing III, Series 2023-3A, Class D
825,000	9.430%, 02/25/28 (B)	852,002

	Hilton Grand Vacations Trust, Series 2018-AA, Class C
87,245	4.000%, 02/25/32 (B)	84,618

	Hilton Grand Vacations Trust, Series 2022-2A, Class C
484,177	5.570%, 01/25/37 (B)	472,991

	JPMorgan Chase Bank, Series 2021-1, Class F
1,000,000	4.280%, 09/25/28 (B)	977,471

	JPMorgan Chase Bank, Series 2021-2, Class F
1,200,000	4.393%, 12/26/28 (B)	1,165,156

	Kestrel Aircraft Funding, Series 2018-1A, Class A
1,403,351	4.250%, 12/15/38 (B)	1,253,583

	KKR CLO, Series 2018-23, Class F
840,000	13.429%, TSFR3M + 8.112%, 10/20/31 (A)(B)	739,112

	KKR CLO, Series 2019-24, Class E
860,000	11.959%, TSFR3M + 6.642%, 04/20/32 (A)(B)	852,851

	Labrador Aviation Finance, Series 2016-1A, Class B1
1,363,675	5.682%, 01/15/42 (B)	871,569

	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B
1,308,864	3.432%, 10/15/46 (B)	1,104,446

	Madison Park Funding XLVI, Series 2021-46A, Class ER
2,140,000	11.826%, TSFR3M + 6.512%, 10/15/34 (A)(B)	2,118,343

	Magnetite XXIX, Series 2021-29A, Class E
850,000	11.326%, TSFR3M + 6.012%, 01/15/34 (A)(B)	843,882

	MAPS, Series 2018-1A, Class B
312,642	5.193%, 05/15/43 (B)	242,241

	MAPS, Series 2021-1A, Class C
7,326,335	5.437%, 06/15/46 (B)	6,007,888

4

Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 58.6% (continued)

	Mariner Finance Issuance Trust, Series 2023-AA, Class E
$ 1,940,000	11.120%, 10/22/35 (B)	$1,960,665

	Marlette Funding Trust, Series 2023-4A, Class B
1,375,000	8.150%, 12/15/33 (B)	1,428,715

	Merchants Fleet Funding, Series 2023-1A, Class D
730,000	8.200%, 05/20/36 (B)	740,542

	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class C
2,500,000	5.200%, 09/21/26 (B)	2,499,425

	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B
1,160,000	9.590%, 09/20/27 (B)	1,168,786

	Mission Lane Credit Card Master Trust, Series 2023-B, Class A
1,155,000	7.690%, 11/15/28 (B)	1,174,101

	Mission Lane Credit Card Master Trust, Series 2023-A, Class A
590,000	7.230%, 07/17/28 (B)	595,370

	MVW, Series 2022-1A, Class A
1,666,077	4.150%, 11/21/39 (B)	1,617,047

	Oaktree CLO, Series 2019-4A, Class E
265,000	12.809%, TSFR3M + 7.492%, 10/20/32 (A)(B)	262,116

	OCP CLO, Series 2018-15A, Class D
645,000	11.429%, TSFR3M + 6.112%, 07/20/31 (A)(B)	626,671

	OCP CLO, Series 2021-17A, Class ER
1,000,000	12.079%, TSFR3M + 6.762%, 07/20/32 (A)(B)	982,504

	Octagon Investment Partners, Series 2018-3A, Class E
280,000	11.329%, TSFR3M + 6.012%, 10/20/30 (A)(B)	266,367

	OHA Credit Funding, Series 2021-2A, Class AR
2,300,000	6.729%, TSFR3M + 1.412%, 04/21/34 (A)(B)	2,302,339

	OHA Credit Funding, Series 2021-8A, Class D
1,880,000	8.410%, TSFR3M + 3.112%, 01/18/34 (A)(B)	1,863,031

	OHA Credit Funding, Series 2021-2A, Class ER
445,000	11.939%, TSFR3M + 6.622%, 04/21/34 (A)(B)	444,946

	OHA Credit Funding, Series 2021-4A, Class ER
2,355,000	11.979%, TSFR3M + 6.662%, 10/22/36 (A)(B)	2,340,760

	OHA Credit Funding, Series 2021-3A, Class ER
2,415,000	11.829%, TSFR3M + 6.512%, 07/02/35 (A)(B)	2,399,351

	OneMain Financial Issuance Trust, Series 2018-2A, Class A
111,131	3.570%, 03/14/33 (B)	110,360

	Orange Lake Timeshare Trust, Series 2019-A, Class D
559,111	4.930%, 04/09/38 (B)	534,861

	Palmer Square CLO, Series 2021-1A, Class CR
1,000,000	8.689%, TSFR3M + 3.312%, 11/14/34 (A)(B)	987,325

5

Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 58.6% (continued)

	Palmer Square CLO, Series 2021-4A, Class E
$ 1,875,000	11.626%, TSFR3M + 6.312%, 10/15/34 (A)(B)	$1,871,614

	Palmer Square Loan Funding, Series 2021-1A, Class D
750,000	11.579%, TSFR3M + 6.262%, 04/20/29 (A)(B)	745,307

	Pikes Peak CLO, Series 2018-1A, Class D
510,000	8.730%, TSFR3M + 3.412%, 07/24/31 (A)(B)	497,711

	Pikes Peak CLO, Series 2021-4A, Class ER
1,990,000	12.186%, TSFR3M + 6.872%, 07/15/34 (A)(B)	1,881,752

	Planet Fitness Master Issuer, Series 2022-1A, Class A2I
2,633,100	3.251%, 12/05/51 (B)	2,457,883

	Prestige Auto Receivables Trust, Series 2019-1A, Class E
1,415,000	3.900%, 05/15/26 (B)	1,413,273

	Prestige Auto Receivables Trust, Series 2020-1A, Class E
2,740,000	3.670%, 02/15/28 (B)	2,689,193

	Prestige Auto Receivables Trust, Series 2023-1A, Class E
2,500,000	9.880%, 05/15/30 (B)	2,551,901

	Progress Residential Trust, Series 2020-SFR3, Class F
645,000	2.796%, 10/17/27 (B)	603,765

	Progress Residential Trust, Series 2021-SFR2, Class F
2,450,000	3.395%, 04/19/38 (B)	2,234,114

	Progress Residential Trust, Series 2021-SFR1, Class F
360,000	2.757%, 04/17/38 (B)	323,942

	Progress Residential Trust, Series 2021-SFR3, Class F
905,000	3.436%, 05/17/26 (B)	821,886

	Raptor Aircraft Finance I, Series 2019-1, Class A
2,220,692	4.213%, 08/23/44 (B)	1,820,990

	Redwood Funding Trust, Series 2023-1, Class A
937,332	7.500%, 07/25/59 (B)(D)	925,583

	Rockford Tower CLO, Series 2017-3A, Class D
250,000	8.229%, TSFR3M + 2.912%, 10/20/30 (A)(B)	246,217

	Rockland Park CLO, Series 2021-1A, Class E
2,450,000	11.829%, TSFR3M + 6.512%, 04/20/34 (A)(B)	2,448,608

	Santander Bank, Series 2021-1A, Class E
700,000	6.171%, 12/15/31 (B)	657,581

	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class E
252,886	11.366%, 12/15/32 (B)	255,922

	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class F
750,000	12.240%, 12/15/33 (B)	754,393

	SCF Equipment Leasing, Series 2021-1A, Class E
755,000	3.560%, 08/20/32 (B)	709,967

6

Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 58.6% (continued)

	SCF Equipment Leasing, Series 2022-2A, Class D
$ 1,510,000	6.500%, 10/20/32 (B)	$1,501,316

	SCF Equipment Leasing, Series 2022-2A, Class E
3,750,000	6.500%, 06/20/35 (B)	3,313,457

	SCF Equipment Leasing, Series 2023-1A, Class E
1,500,000	7.000%, 07/21/36 (B)	1,315,497

	Shenton Aircraft Investment I, Series 2015-1A, Class A
655,877	4.750%, 10/15/42 (B)	584,269

	Sierra Timeshare Receivables Funding, Series 2020-2A, Class D
190,254	6.590%, 07/20/37 (B)	184,977

	Sierra Timeshare Receivables Funding, Series 2021-1A, Class D
342,198	3.170%, 11/20/37 (B)	321,178

	Sierra Timeshare Receivables Funding, Series 2023-1A, Class D
799,247	9.800%, 01/20/40 (B)	816,798

	Stellar Jay Ireland DAC, Series 2021-1, Class A
289,853	3.967%, 10/15/41 (B)	248,057

	Sunnova Helios X Issuer, Series 2022-C, Class C
2,803,376	6.000%, 11/22/49 (B)	2,446,879

	Textainer Marine Containers VII, Series 2021-1A, Class B
534,467	2.520%, 02/20/46 (B)	466,146

	Thayer Park CLO, Series 2021-1A, Class DR
650,000	11.829%, TSFR3M + 6.512%, 04/20/34 (A)(B)	627,073

	Thunderbolt Aircraft Lease, Series 2017-A, Class C
1,705,052	4.500%, 05/17/32 (B)	516,481

	Trestles CLO II, Series 2018-2A, Class D
415,000	11.336%, TSFR3M + 6.012%, 07/25/31 (A)(B)	397,755

	Tricon American Homes Trust, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (B)	153,283

	VStrong Auto Receivables Trust, Series 2023-A, Class C
2,845,000	8.040%, 02/15/30 (B)	2,968,653

	WAVE Trust, Series 2017-1A, Class A
1,445,491	3.844%, 11/15/42 (B)	1,227,426

	Welk Resorts, Series 2019-AA, Class D
167,199	4.030%, 06/15/38 (B)	159,304

	Willis Engine Structured Trust IV, Series 2018-A, Class A
1,978,927	4.750%, 09/15/43 (B)(D)	1,854,076

	Willis Engine Structured Trust IV, Series 2018-A, Class B
2,585,473	5.438%, 09/15/43 (B)(D)	2,140,849

	Willis Engine Structured Trust V, Series 2020-A, Class A
985,797	3.228%, 03/15/45 (B)	893,085

7

Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 58.6% (continued)

	Willis Engine Structured Trust V, Series 2020-A, Class C
$ 1,311,768	6.657%, 03/15/45 (B)	$1,013,833

	Willis Engine Structured Trust VI, Series 2021-A, Class A
1,339,845	3.104%, 05/15/46 (B)	1,180,026

	Willis Engine Structured Trust VII, Series 2023-A, Class A
2,213,106	8.000%, 10/15/48 (B)	2,300,767

	Total Asset-Backed Securities (Cost $195,418,264)	195,784,853

Commercial Mortgage-Backed Obligations — 21.7%

	BANK, Series 2021-BN34, Class A5
1,000,000	2.438%, 06/15/63	818,052

	BBCMS Mortgage Trust, Series 2020-BID, Class A
2,885,000	7.589%, TSFR1M + 2.254%, 10/15/37 (A)(B)	2,870,575

	BB-UBS Trust, Series 2012-TFT, Class C
2,000,000	3.559%, 06/05/30 (A)(B)	1,264,800

	Benchmark Mortgage Trust, Series 2021-B31, Class A5
1,000,000	2.669%, 12/15/54	852,626

	BPR Trust, Series 2021-NRD, Class F
2,545,000	12.204%, TSFR1M + 6.870%, 12/15/38 (A)(B)	2,133,176

	BPR Trust, Series 2022-STAR, Class A
1,530,000	8.565%, TSFR1M + 3.232%, 08/15/24 (A)(B)	1,529,017

	BPR Trust, Series 2022-SSP, Class A
2,920,000	8.333%, TSFR1M + 3.000%, 05/15/39 (A)(B)	2,935,567

	BPR Trust, Series 2022-SSP, Class D
2,170,000	11.964%, TSFR1M + 6.631%, 05/15/39 (A)(B)	2,151,190

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
938,993	8.948%, TSFR1M + 3.614%, 11/15/31 (A)(B)	425,716

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,286,449	9.948%, TSFR1M + 4.614%, 11/15/31 (A)(B)	877,914

	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D
4,790,000	5.101%, 05/10/47 (A)(B)	3,214,489

	COMM Mortgage Trust, Series 2012-LC4, Class C
17,000	5.647%, 12/10/44 (A)	14,408

	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.438%, 10/15/45 (A)(B)	603,080

	COMM Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.470%, 12/10/44 (A)(B)	979,050

8

Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 21.7% (continued)

	COMM Mortgage Trust, Series 2012-CR2, Class E
$ 280,831	4.686%, 08/15/45 (A)(B)	$272,828

	COMM Mortgage Trust, Series 2014-CR21, Class AM
330,000	3.987%, 12/10/47	316,357

	COMM Mortgage Trust, Series 2014-UBS4, Class AM
762,000	3.968%, 08/10/47	701,270

	CSMC OA, Series 2014-USA, Class C
985,000	4.336%, 09/15/37 (B)	733,962

	CSMC OA, Series 2014-USA, Class D
105,000	4.373%, 09/15/37 (B)	65,856

	CSMC OA, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (B)	2,810,466

	DC Commercial Mortgage Trust, Series DC, Class C
1,510,000	7.379%, 09/12/40 (A)(B)	1,569,481

	Extended Stay America Trust, Series 2021-ESH, Class F
2,720,729	9.148%, TSFR1M + 3.814%, 07/15/38 (A)(B)	2,707,125

	GS Mortgage Securities II, Series SHIP, Class B
3,100,000	5.101%, 09/10/38 (A)	3,030,577

	GS Mortgage Securities Trust, Series 2011-GC5, Class C
100,000	5.298%, 08/10/44 (A)(B)	73,884

	GS Mortgage Securities Trust, Series 2011-GC5, Class D
4,972,728	5.298%, 08/10/44 (A)(B)	1,794,045

	GS Mortgage Securities Trust, Series 2013-GC13, Class C
610,000	3.963%, 07/10/46 (A)(B)	492,044

	GS Mortgage Securities Trust, Series 2014-GC20, Class C
2,625,000	5.127%, 04/10/47 (A)	2,398,014

	GS Mortgage Securities Trust, Series BWTR, Class A
3,895,000	2.954%, 11/05/34 (B)	2,849,491

	GS Mortgage Securities Trust, Series PEMB, Class A
615,000	3.550%, 03/05/33 (A)(B)	470,014

	GS Mortgage Securities Trust, Series GC22, Class D
3,000,000	4.839%, 06/10/47 (A)(B)	1,319,052

	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (B)	3,106,366

	JPMBB Commercial Mortgage Securities Trust, Series C24, Class AS
230,000	3.914%, 11/15/47 (A)	213,502

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C
945,000	3.958%, 04/15/46 (A)	661,547

9

Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 21.7% (continued)

	JPMorgan Chase Commercial Mortgage Securities Trust, Series C3, Class C
$ 2,490,000	5.360%, 02/15/46 (A)(B)	$2,191,424

	Med Trust, Series MDLN, Class A
527,469	6.398%, TSFR1M + 1.064%, 11/15/38 (A)(B)	522,194

	Med Trust, Series MDLN, Class C
2,980,695	7.248%, TSFR1M + 1.914%, 11/15/38 (A)(B)	2,947,162

	Med Trust, Series MDLN, Class D
895,701	7.448%, TSFR1M + 2.114%, 11/15/38 (A)(B)	879,515

	Morgan Stanley Bank of America Merrill Lynch Trust, Series C31, Class A5
305,000	3.102%, 11/15/49	285,245

	Morgan Stanley Bank of America Merrill Lynch Trust, Series C11, Class B
3,330,000	4.213%, 08/15/46 (A)	2,020,934

	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
2,930,000	5.385%, 06/15/44 (A)(B)	2,191,743

	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A)(B)	1,775,743

	Morgan Stanley Capital I Trust, Series C4, Class D
465,796	5.336%, 03/15/45 (A)(B)	422,481

	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C
830,000	4.424%, 10/15/30 (A)(B)	506,393

	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D
400,000	4.424%, 10/15/30 (A)(B)	154,740

	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.704%, 03/11/31 (A)(B)	1,350,666

	Starwood Retail Property Trust, Series 2014-STAR, Class A
342,670	8.500%, PRIME + 0.000%, 11/15/27 (A)(B)	250,577

	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	8.500%, PRIME + 0.000%, 11/15/27 (A)(B)(C)	159,250

	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,040,405	8.500%, PRIME + 0.000%, 11/15/27 (A)(B)(C)	30,404

	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.380%, 12/15/51 (A)	1,571,646

	VOLT XCIV, Series 2021-NPL3, Class A2
1,636,722	4.949%, 02/27/51 (B)(D)	1,411,490

	VOLT XCVI, Series 2021-NPL5, Class A2
640,000	4.826%, 03/27/51 (B)(D)	562,541

	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C
1,485,000	4.458%, 08/15/50	582,472

10

Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 21.7% (continued)

	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
$ 2,902,000	5.229%, 06/15/49 (A)	$2,469,622

	Wells Fargo Commercial Mortgage Trust, Series C36, Class C
500,000	4.255%, 11/15/59 (A)	382,989

	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
854,828	6.050%, 03/15/44 (A)(B)	254,378

	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D
722,000	5.145%, 06/15/44 (A)(B)	603,477

	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E
1,680,000	5.145%, 06/15/44 (A)(B)	1,212,170

	WFRBS Commercial Mortgage Trust, Series C10, Class C
2,130,000	4.478%, 12/15/45 (A)	1,514,960

	Total Commercial Mortgage-Backed Obligations (Cost $91,398,975)	72,509,757

Residential Mortgage-Backed Obligations — 10.2%

	Alternative Loan Trust, Series 2004-J3, Class 1A1
241,399	5.500%, 04/25/34	233,712

	Alternative Loan Trust, Series 2004-J10, Class 2CB1
355,566	6.000%, 09/25/34	351,032

	Alternative Loan Trust, Series 2004-28CB, Class 5A1
113,982	5.750%, 01/25/35	109,167

	Alternative Loan Trust, Series 2004-14T2, Class A11
170,515	5.500%, 08/25/34	163,934

	Alternative Loan Trust, Series 2005-J1, Class 2A1
458	5.500%, 02/25/25	451

	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
291,233	5.500%, 10/25/33	282,183

	Banc of America Funding Trust, Series 2005-7, Class 3A1
250,928	5.750%, 11/25/35	245,468

	Banc of America Funding Trust, Series 2007-4, Class 5A1
62,065	5.500%, 11/25/34	52,337

	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
211,218	5.618%, 08/25/34 (A)	196,205

	CIM TRUST, Series 2022-R2, Class A1
886,563	3.750%, 12/25/61 (A)	839,584

	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
465,662	5.301%, 08/25/35 (A)	353,882

11

Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 10.2% (continued)

	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
$ 139,637	5.884%, 09/25/34 (A)(B)	$121,810

	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
241,238	7.860%, T1Y + 2.400%, 11/25/35 (A)(B)	225,436

	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A)(B)	877,587

	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	8.445%, SOFR30A + 3.100%, 10/25/41 (A)(B)	748,024

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
838,821	6.160%, 12/25/33 (D)	792,275

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
127,623	5.800%, TSFR1M + 0.464%, 06/25/34 (A)	111,676

	FHLMC STACR REMIC Trust, Series 2020-DNA4, Class B1
1,238,347	11.459%, SOFR30A + 6.114%, 08/25/50 (A)(B)	1,405,287

	FHLMC STACR REMIC Trust, Series 2020-DNA6, Class B1
2,000,000	8.345%, SOFR30A + 3.000%, 12/25/50 (A)(B)	2,096,260

	FHLMC STACR REMIC Trust, Series 2020-DNA3, Class B1
667,887	10.559%, SOFR30A + 5.214%, 06/25/50 (A)(B)	736,345

	FHLMC STACR REMIC Trust, Series 2021-DNA3, Class B1
2,000,000	8.845%, SOFR30A + 3.500%, 10/25/33 (A)(B)	2,196,260

	FHLMC STACR REMIC Trust, Series 2022-DNA7, Class M1B
1,845,000	10.345%, SOFR30A + 5.000%, 03/25/52 (A)(B)	2,033,116

	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
23,647	5.375%, 07/25/35 (A)	22,612

	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
646,295	5.081%, 10/25/34 (A)	602,729

	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
904,470	3.837%, 08/25/35 (A)	659,180

	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
840,316	6.000%, 09/25/34	826,164

	Lehman Mortgage Trust, Series 2007-9, Class 1A1
67,547	6.000%, 10/25/37	62,029

	Lehman XS Trust, Series 2006-2N, Class 1A1
454,822	5.970%, TSFR1M + 0.634%, 02/25/46 (A)	390,115

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
695,089	3.997%, 03/25/35 (A)	622,540

	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
351,708	5.172%, 04/25/36 (A)	329,121

12

Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 10.2% (continued)

	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
$ 213,001	5.250%, 11/25/33	$206,166

	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
1,803,942	5.500%, 03/25/34	1,613,923

	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
178,296	5.500%, 06/25/34	173,872

	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
249,521	6.000%, 06/25/34	247,513

	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
566,428	6.000%, 09/25/34	549,272

	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A)(B)	580,945

	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
107,266	5.500%, 11/25/35	97,439

	PRPM, Series 2020-4, Class A2
1,331,268	5.193%, 10/25/25 (B)(D)	1,330,670

	PRPM, Series 2021-1, Class A2
1,058,271	6.720%, 01/25/26 (A)(B)	1,039,268

	PRPM, Series 2021-2, Class A2
980,000	3.770%, 03/25/26 (A)(B)	965,140

	PRPM, Series 2021-4, Class A2
555,000	3.474%, 04/25/26 (B)(D)	540,870

	PRPM, Series 2022-5, Class A1
2,707,275	6.900%, 09/27/27 (B)(D)	2,716,704

	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,567,224	4.852%, 03/25/35 (A)	903,540

	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
2,805,020	5.760%, TSFR1M + 0.424%, 07/25/35 (A)	1,676,794

	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	915,348

	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	416,200

	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.750%, 12/25/58 (A)(B)	790,881

	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (B)	1,796,089

	Total Residential Mortgage-Backed Obligations (Cost $36,366,885)	34,247,155

13

Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
U.S. Treasury Obligations — 4.3%

	U.S. Treasury Bills
$ 1,610,000	5.469%, 04/25/24 (E)	$1,590,446
4,865,000	5.350%, 05/16/24 (E)	4,791,451
5,740,000	5.324%, 03/21/24 (E)	5,698,846
2,310,000	5.307%, 04/04/24 (E)	2,288,827

	Total U.S. Treasury Obligations (Cost $14,368,913)	14,369,570

Mortgage-Backed Securities — 3.0%

	FHLMC
6,920,000	4.450%, 12/01/32	6,746,227

	FHLMC, Series 2023-5365, Class LY
3,110,000	6.500%, 12/25/53	3,240,876

	Total Mortgage-Backed Securities (Cost $9,413,421)	9,987,103

Corporate Obligation — 0.9%

	PG&E Wildfire Recovery Funding
3,000,000	4.263%, 06/01/36	2,843,203

	Total Corporate Obligation (Cost $2,999,851)	2,843,203

Other Investment — 0.0%

	ECAF I BLOCKER Ltd.
900	0.000%, 03/15/40 (C)(F)	—

	Total Other Investment (Cost $9,000,000)	—

	Total Investments — 98.7% (Cost $358,966,309)	329,741,641

	Other Assets and Liabilities, net — 1.3%	4,388,974

	Net Assets — 100.0%	$334,130,615

14

Portfolio of Investments — as of January 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at January 31, 2024, was $258,551,153, representing 77.4% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Interest rate represents the security’s effective yield at the time of purchase.
(F)	No interest rate available.

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

Ltd. — Limited

REMIC — Real Estate Mortgage Investment Conduit

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

TSFR3M — Term Secured Overnight Financing Rate 3 Months

Amounts designated as “—“ are $0.

15